Operating Lease (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Lease [Abstract]
Operating lease payments	¥ 251
Operating lease expenses	¥ 311